Borrowings - Current and non-current borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Current
Bank loans	£ 1,022	£ 1,244
Bonds	1,987	1,446
Commercial paper	628	1,269
Lease liabilities	99	112	£ 113	£ 65
Other loans	1	1
Current portion of non-current borrowings	3,737	4,072		4,472	£ 4,447	£ 4,447
Non-current
Bank loans	2,532	2,819
Bonds	24,209	23,094
Lease liabilities	586	623	£ 631	205
Other loans	156	186
Non-current portion of non-current borrowings	27,483	26,722		24,258	£ 22,210	£ 22,178
Total borrowings	31,220	30,794		£ 28,730
Liability held at fair value through profit and loss	£ 682	£ 741